SHARE-BASED PAYMENT (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																	12 Months Ended
	Dec. 21, 2020 shares	Nov. 22, 2020 USD ($) shares	Jul. 01, 2020 shares	Jun. 29, 2020 USD ($) shares	Jun. 26, 2020 shares	Jun. 19, 2020 USD ($) shares	Nov. 22, 2019 USD ($) shares	Jun. 29, 2019 USD ($) shares	Jun. 19, 2019 USD ($) shares	Jan. 02, 2019 shares	Sep. 01, 2018 shares	Jun. 28, 2018 shares	Jun. 19, 2018 USD ($) shares	May 01, 2018 USD ($) shares	May 01, 2018 USD ($) shares	Mar. 28, 2011	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 01, 2020 shares	Mar. 01, 2019 shares	Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan																12.00%
Incremental compensation cost | $								$ 7	$ 2,710
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number								133,200	12,301,430				7,594,240		66,600
Sharebased Compensation Arrangement by Sharebased Payment Award Equity Instruments Other than Options Grants in Period Fair Value																	$ 6,318	¥ 41,225		¥ 40,023		¥ 48,575
Share options granted on June 19, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $		$ 5				$ 291	$ 59							$ 32			$ 208
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number		233,350				6,214,920	233,350							233,350			3,773,050	3,773,050
Reduction in incremental cost | $																	$ 83
Share options granted on January 6, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $		$ 3					$ 50							$ 18
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number		500,000					600,000							600,000
Share options granted on December 16, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $		$ 7					$ 94
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number		600,000					600,000
Share options granted on June 29, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $				$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number				200,000
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period																	0	0	0	0	0	0
Exercise price of share | $ / shares																	$ 0		$ 0		$ 0
Number of shares options vested																	7,259,020						7,259,020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																	18,616,300	18,616,300	5,900,000	5,900,000	0	0
Intrinsic value of options exercised																	$ 88	¥ 575	$ 921	¥ 6,415	$ 0	¥ 2,284
Number of vested and non vested options																	7,259,020		26,001,220	26,001,220	35,474,100	35,474,100	7,259,020			41,987,560
Weighted-average grant-date fair value per share granted | $ / shares																	$ 0		$ 0		$ 0
Restricted shares granted to employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period																	17,477,740	17,477,740	7,553,980	7,553,980	5,000,000	5,000,000
Number of shares options vested																	30,884,300						30,884,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																	0	0	0	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	4,500,000				12,977,740					7,553,980		5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			6,488,870								2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																								6,488,870	3,000,000
Intrinsic value of options exercised | $																	$ 0		$ 1,053		$ 7,962
Sharebased Compensation Arrangement By Sharebased Payment Award Equity Instruments Other Than Options Exercises Aggregate Intrinsic Value | ¥																		¥ 0		¥ 7,331		¥ 54,740
Number of vested and non vested options																	30,884,300		13,406,560	13,406,560	7,076,760	7,076,760	30,884,300			12,580,280
Weighted-average grant-date fair value per share granted | $ / shares																	$ 0.36		$ 0.76		$ 1.41
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																	$ 0.62		$ 0.76		$ 1.41
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $													$ 4,764		$ 6
Equity awards granted to employees recognition period																	6 months 29 days	6 months 29 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options																	$ 68						¥ 441